Taxes On Income (Schedule Of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes	$ 35,715	$ 22,627	$ 10,513
Domestic [Member]
Income Taxes [Line Items]
Income before income taxes	32,935	18,062	8,356
Foreign [Member]
Income Taxes [Line Items]
Income before income taxes	$ 2,780	$ 4,565	$ 2,157